Other Financial Data	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Other Financial Data [Abstract]
Other Financial Data
5. Other Financial Data
Condensed Consolidated Balance Sheets Information
Receivables, net
The components of Receivables, net are as follows (in millions):

	March 31, 2023	December 31, 2022
Billed and unbilled receivables	$648	$687
Allowance for expected credit losses	(10)	(9)

Balance at end of period	$638	$678

Other current assets
The components of Other current assets are as follows (in millions):

	March 31, 2023	December 31, 2022
Deferred project costs	$44	$43
Prepaid expenses	62	68
Commissions receivable	100	149
Other	106	119

Total	$312	$379

Other assets
The components of Other assets are as follows (in millions):

	March 31, 2023	December 31, 2022
Deferred project costs	$347	$342
Operating lease right of use asset	81	86
Commissions receivable	26	28
Other	61	86

Total	$515	$542

The current and
non-current
portions of deferred project costs relate to costs to obtain and fulfill contracts (see Note 3 “Revenue from Contracts with Customers”). During the three months ended March 31, 2023 and 2022, total amortization expense of $15 million and $12 million, respectively, was recorded in Cost of services, exclusive of depreciation and amortization in the Condensed Consolidated Statements of Comprehensive Income (Loss), respectively.

Other current assets and Other assets include the fair value of outstanding derivative instruments related to interest rate swaps. The balances in Other current assets as of March 31, 2023 and December 31, 2022 were $72 million and $72 million, respectively. The balances in Other assets as of March 31, 2023 and December 31, 2022 were $37 million and $62 million, respectively (see Note 13 “Derivative Financial Instruments” for additional information).
Other current liabilities
The components of Other current liabilities are as follows (in millions):

	March 31, 2023	December 31, 2022
Deferred revenue	$140	$141
Operating lease liabilities	34	34
Finance lease liabilities	25	25
Other	136	100

Total	$335	$300

Other liabilities
The components of Other liabilities are as follows (in millions):

	March 31, 2023	December 31, 2022
Deferred revenue	$96	$93
Operating lease liabilities	95	103
Finance lease liabilities	16	18
Unrecognized tax positions	12	13
Other	51	54

Total	$270	$281

The current and
non-current
portions of deferred revenue relates to consideration received in advance of performance under client contracts. During the three months ended March 31, 2023 and 2022, revenue of approximately, $113 million and $79 million was recognized and recorded as deferred revenue at the beginning of each period.
Other current liabilities as of March 31, 2023 and December 31, 2022, included the current portion of tax receivable agreement liability of $49 million and $7 million, respectively (see Note 15 “Tax Receivable Agreement” for additional information).
Other current liabilities and Other liabilities include the fair value of outstanding derivative instruments related to interest rate swaps. There were no interest rate swaps recorded in Other current liabilities as of March 31, 2023 and December 31, 2022, respectively. The balance in Other liabilities was $5 million as of March 31, 2023. There were no interest rate swaps recorded in Other liabilities as of December 31, 2022 (see Note 13 “Derivative Financial Instruments” for additional information).

5. Other Financial Data
Consolidated Balance Sheets Information
Receivables, net
The components of Receivables, net are as follows (in millions):

	December 31, 2022	December 31, 2021
Billed and unbilled receivables	$687	$520
Allowance for expected credit losses	(9)	(5)

Balance at end of period	$678	$515

As a result of the prior year Business Combination, all receivables acquired were recorded at fair value and allowance for expected credit losses previously recorded by the Predecessor were reduced to zero as of July 1, 2021 (see Note 1 “Basis of Presentation and Nature of Business”). The Company has not experienced significant write-downs in its receivable balances.

Other current assets
The components of Other current assets are as follows (in millions):

	December 31, 2022	December 31, 2021
Deferred project costs	$43	$39
Prepaid expenses	68	66
Commissions receivable	149	148
Other	119	49

Total	$379	$302

Other assets
The components of Other assets are as follows (in millions):

	December 31, 2022	December 31, 2021
Deferred project costs	$342	$274
Operating lease right of use asset	86	120
Commissions receivable	28	34
Other	86	44

Total	$542	$472

The current and
non-current
portions of deferred project costs relate to costs to obtain and fulfill contracts (see Note 3 “Revenue from Contracts with Customers”). During the Successor year ended December 31, 2022, the six months ended December 31, 2021, the Predecessor six months ended June 30, 2021 and year ended December 31, 2020, total amortization expense of $50 million, $31 million, $33 million and $74 million was recorded in Cost of services, exclusive of depreciation and amortization in the Consolidated Statements of Comprehensive Income (Loss), respectively.
The current portion of the commissions receivable balance as of December 31, 2021 includes commission receivables related to the Retiree Health acquisition completed during the fourth quarter of 2021.
Other current assets and Other assets include the fair value of outstanding derivative instruments related to interest rate swaps. The balance in Other current assets as of December 31, 2022 and December 31, 2021 was $72 million and $1 million, respectively. The balance in Other assets as of December 31, 2022 was $62 million and $16 million, respectively, (see Note 13 “Derivative Financial Instruments” for further information).
See Note 19 “Lease Obligations” for further information regarding the Operating lease right of use assets recorded as of December 31, 2022 and 2021.
Fixed assets, net
The components of Fixed assets, net are as follows (in millions):

	December 31, 2022	December 31, 2021
Capitalized software	$183	$55
Leasehold improvements	42	40
Computer equipment	116	102
Furniture, fixtures and equipment	12	12
Construction in progress	73	58

Total Fixed assets, gross	426	267
Less: Accumulated depreciation	106	31

Fixed assets, net	$320	$236

As a result of the prior year Business Combination, all fixed assets acquired were recorded at fair value and accumulated depreciation previously recorded by the Predecessor was reduced to zero as of July 1, 2021 (see Note 1 “Basis of Presentation and Nature of Business”). In addition, as part of the purchase price accounting for the Business Combination, Capitalized software related to internally developed software in-service
as of the Closing Date was reclassified and included in the fair value of the Technology related intangible assets acquired.

Included in Computer equipment are assets under finance leases. The balances as of December 31, 2022 and 2021, net of accumulated depreciation related to these assets, were $46 million and $62 million, respectively.
Other current liabilities
The components of Other current liabilities are as follows (in millions):

	December 31, 2022	December 31, 2021
Deferred revenue	$141	$148
Operating lease liabilities	34	44
Finance lease liabilities	25	27
Other	100	182

Total	$300	$401

Other liabilities
The components of Other liabilities are as follows (in millions):

	December 31, 2022	December 31, 2021
Deferred revenue	$93	$55
Operating lease liabilities	103	139
Finance lease liabilities	18	34
Unrecognized tax positions	13	44
Other	54	81

Total	$281	$353

The current and
non-current
portions of deferred revenue relates to consideration received in advance of performance under client contracts. During the Successor year ended December 31, 2022, the six months ended December 31, 2021, the Predecessor six months ended June 30, 2021 and year ended December 31, 2020, revenue of approximately $123 million, $44 million, $101 million, and $175 million was recognized that was recorded as deferred revenue at the beginning of each period, respectively.
Other current liabilities as of December 31, 2021 includes a deferred consideration payment of $83 million related to an acquisition completed in the fourth quarter of 2021.
As of December 31, 2022 the current and
non-current
portions of operating lease liabilities represent the Company’s obligation to make lease payments arising from a lease (see Note 19 “Lease Obligations” for further information). Operating leases for the Company’s office facilities expire at various dates through 2031.
Other current liabilities and Other liabilities include the fair value of outstanding derivative instruments related to interest rate swaps. There were no interest rate swaps recorded in Other current liabilities or Other liabilities as of December 31, 2022. The balances in Other current liabilities and Other liabilities as of December 31, 2021 were $8 million and $1 million, respectively (see Note 13 “Derivative Financial Instruments” for further information).